ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE HEALTH SCIENCES FUND
Unaudited		March 31, 2006
PORTFOLIO OF INVESTMENTS †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 99.3%

BIOTECHNOLOGY 43.3%

Major - Biotechnology 30.9%
Alkermes (1)(2)	950,000	20,947
American Pharmaceutical (2)	25,000	712
Amgen (1)(2)	675,000	49,106
Array BioPharma (2)	375,000	3,428
Atherogenics (2)	175,000	2,856
Biogen Idec (1)(2)	325,000	15,308
Celgene (1)(2)	349,000	15,433
Cephalon (1)(2)	853,600	51,429
CV Therapeutics (1)(2)	275,000	6,072
DOV Pharmaceutical (2)	200,000	3,196
Genentech (1)(2)	640,000	54,086
Gilead Sciences (1)(2)	1,250,000	77,775
Human Genome Sciences (2)	225,000	2,446
ImClone Systems (1)(2)	850,000	28,917
Kosan Biosciences (2)	200,000	1,178
Martek Biosciences (2)	337,700	11,087
Medicines Company (1)(2)	1,225,000	25,198
MedImmune (1)(2)	300,000	10,974
Neurocrine Biosciences (1)(2)	290,000	18,717
NPS Pharmaceuticals (2)	75,000	641
OSI Pharmaceuticals (1)(2)	750,000	24,075
PDL Biopharma (2)	650,000	21,320
Pharmaceutical Holdings Trust	25,000	1,785
Seattle Genetics, Warrants, 12/31/11 (2)(3)	50,000	—
Sepracor (1)(2)	815,000	39,780
Trimeris (2)	768,000	10,376
United Therapeutics (2)	25,000	1,657
Vertex Pharmaceuticals (1)(2)	650,000	23,783
		522,282
Other Biotechnology 12.4%
Advanced Life Sciences (2)	249,700	834
Alexion Pharmaceutical (1)(2)	400,000	14,168
Alexza Pharmacuticals (2)(3)	282,765	2,481
Altus Pharmaceuticals (2)	175,000	3,838
Amylin Pharmaceuticals (1)(2)	500,000	24,475
BioCryst Pharmaceuticals (2)	600,000	10,836
BioMarin Pharmaceutical (2)	124,400	1,669
Cardiome Pharma (2)	145,000	1,842
Cell Genesys (2)	300,000	2,394
CombinatoRx (2)(3)(4)	125,000	1,339
CombinatoRx (2)(4)	140,000	1,666
Cougar Biotechnology/SRKP 4 Units
(1 unit represents 0.90 shares of preferred stock and
0.10 shares of common stock of Cougar Biotechnology) (2)(3)	1,156,069	1,818
Cubist Pharmaceuticals (1)(2)	750,000	17,227
deCode genetics (2)	550,000	4,768
Digene (2)	85,000	3,324
Dynavax Technologies (2)	50,000	302
Encysive Pharmaceuticals (2)	700,000	3,423
Exelixis (2)	650,000	7,806
Favrille (2)	225,100	1,504
Favrille (2)(3)	370,000	2,224
Favrille, Warrants, 3/6/11 (2)(3)	129,500	97
Genmab (DKK) (2)	325,000	10,309
GW Pharmaceuticals (GBP) (2)	374,000	579
Idenix Pharmaceuticals (1)(2)	250,000	3,392
Incyte Genomics (2)	1,250,000	7,525
Inhibitex (2)	200,000	1,452
Inspire Pharmaceuticals (2)	100,000	523
InterMune (2)	125,000	2,318
Keryx Biopharmaceuticals (2)	275,000	5,255
Mannkind (2)	230,000	4,701
Mannkind, Warrants, 8/5/10 (2)(3)	130,000	214
Medarex (2)	25,000	331
Momenta Pharmaceuticals (2)	175,000	3,440
Monogram Biosciences (2)	200,000	368
Myogen (1)(2)	500,000	18,115
Myogen, Warrants, 9/29/09 (1)(2)(3)	20,000	569
Myriad Genetics (2)	100,000	2,609
Nektar Therapeutics (2)	150,000	3,057
NeoRx (2)	175,000	231
NeoRx, Warrants, 12/30/08 (2)(3)	18,000	—
NeoRx, Warrants, 1/31/11 (2)(3)	70,797	30
ONYX Pharmaceuticals (1)(2)	200,000	5,252
Panacos Pharmaceuticals (2)	225,000	1,701
Pharmion (2)	100,000	1,802
Psivida Limited ADS (2)	438,776	1,984
Rigel Pharmaceuticals (2)	270,000	3,102
Tercica (2)	229,900	1,540
Theravance (2)	500,000	14,020
Vion Pharmaceuticals (2)	1,000,000	2,260
ViroPharma (2)	395,570	5,024
		209,738

Total Biotechnology		732,020

LIFE SCIENCES 4.1%

Life Sciences 4.1%
Affymetrix (1)(2)	95,000	3,128
Charles River Laboratories International (2)	75,000	3,677
Dade Behring Holdings	337,600	12,056
Gen-Probe (2)	250,000	13,780
Immucor (1)(2)	350,000	10,041
Invitrogen (1)(2)	80,000	5,610
OraSure Technologies (2)	125,400	1,292
Qiagen NV (2)	500,000	7,455
Symyx Technologies (2)	450,000	12,483
Total Life Sciences		69,522

PHARMACEUTICALS 17.5%

International-Pharmaceuticals 1.1%
Schwarz Pharma AG (EUR)	125,000	10,067
Solvay (EUR)	80,000	9,254
		19,321
Major - Pharmaceuticals 16.4%
Abbott Laboratories	100,300	4,260
Alcon (1)	135,800	14,159
Allergan (1)	50,000	5,425
Andrx (2)	225,000	5,341
Astellas Pharma (JPY)	375,000	14,267
Barr Pharmaceuticals (2)	60,000	3,779
Chugai Pharmaceutical (JPY)	300,000	5,451
Dusa Pharmaceuticals (2)	50,000	353
Elan ADR (1)(2)	1,610,300	23,253
Eli Lilly (1)	267,500	14,793
Endo Pharmaceutical (2)	5,000	164
Forest Laboratories (1)(2)	145,000	6,471
GlaxoSmithKline Phamaceutical (INR)	125,000	4,087
H. Lundbeck (DKK)	100,000	2,196
Indevus Pharmaceuticals (2)	200,000	1,240
Johnson & Johnson (1)	200,000	11,844
Medicis Pharmaceutical, Class A	125,000	4,075
MGI Pharma (2)	625,000	10,937
Monsanto (1)	175,000	14,831
Novartis ADR	320,000	17,741
Novo Nordisk, Series B (DKK)	50,000	3,115
Penwest Pharmaceuticals (2)	50,000	1,085
Pfizer (1)	600,000	14,952
Roche Holding (CHF)	150,000	22,351
Sanofi-Aventis (EUR)	125,000	11,910
Schering-Plough	450,000	8,545
Shire Pharmaceuticals ADR	175,000	8,136
Teva Pharmaceutical ADR	125,000	5,148
Towa Pharmaceutical (JPY)	125,000	2,782
Valeant Pharmaceuticals (1)	350,000	5,547
Wyeth (1)	600,000	29,112
		277,350

Total Pharmaceuticals		296,671

PRODUCTS & DEVICES 10.0%

Implants 9.7%
Aspect Medical Systems (1)(2)	100,000	2,744
Baxter International	175,000	6,792
Biomet	200,000	7,104
BioSphere Medical (2)	675,000	5,063
Boston Scientific (1)(2)	625,000	14,406
C R Bard	115,000	7,798
Cerus (2)	390,000	3,338
Conor Medsystems (2)	100,000	2,940
CryoLife (2)	150,000	660
Edwards Lifesciences (2)	275,000	11,963
Endologix (2)	209,225	994
Integra LifeSciences (2)	25,000	1,025
Kinetic Concepts (2)	235,000	9,675
Medtronic (1)	285,000	14,464
Nobel Biocare (CHF)	25,000	5,570
Phonak Holding (CHF)	150,000	8,544
ResMed (1)(2)	375,000	16,492
Respironics (2)	85,000	3,307
St. Jude Medical (1)(2)	425,000	17,425
Stereotaxis (2)	125,000	1,576
Stryker (1)	200,000	8,868
Zimmer Holdings (1)(2)	188,100	12,716
		163,464
Other Products & Devices 0.3%
Hologic (1)(2)	100,000	5,535
		5,535

Total Products & Devices		168,999
SERVICES 24.4%

Distribution 4.7%
Cardinal Health (1)	325,000	24,219
Caremark RX (1)(2)	400,000	19,672
HealthExtras (2)	250,000	8,825
Henry Schein (1)(2)	125,000	5,983
Lincare Holdings (2)	25,000	974
Medco (1)(2)	200,000	11,444
Patterson Companies (2)	255,000	8,976
		80,093
Information 0.2%
Allscripts Healthcare (2)	90,000	1,648
WebMD Health (2)	25,000	1,041
		2,689
Other Services 1.6%
Covance (2)	110,000	6,462
Quest Diagnostics	256,100	13,138
VistaCare, Class A (2)	175,000	2,713
Walgreen (1)	120,000	5,176
		27,489
Payors 11.4%
Aetna	220,000	10,811
AMERIGROUP (2)	350,000	7,364
Assurant	175,000	8,618
CIGNA (1)	210,000	27,430
Coventry Health Care (1)(2)	150,000	8,097
Humana (1)(2)	280,000	14,742
UnitedHealth Group	1,275,000	71,221
WellPoint (2)	575,000	44,522
		192,805
Providers 6.5%
Community Health System (1)(2)	650,000	23,497
DaVita (1)(2)	425,000	25,589
Fresenius (EUR)	41,000	7,008
Fresenius Medical Care (EUR)	25,000	2,992
HealthSouth (2)	650,000	3,244
Healthways (2)	110,000	5,603
LCA-Vision (1)	100,000	5,011
LifePoint Hospitals (1)(2)	175,000	5,443
National Medical Health Card (2)	100,000	2,800
Sunrise Senior Living (2)	125,000	4,871
Symbion (2)	200,000	4,530
Triad Hospitals (1)(2)	415,000	17,388
Vencor, REIT	75,000	2,489
		110,465
Total Services		413,541

Total Common Stocks (Cost $1,251,616)		1,680,753

PREFERRED STOCKS 0.2%
BIOTECHNOLOGY 0.2%
Other Biotechnology 0.2%
Fibrogen, Series F (2)(3)	659,341	2,700
Total Preferred Stocks (Cost $3,000)		2,700

CONVERTIBLE PREFERRED STOCKS 0.1%
BIOTECHNOLOGY 0.1%
Other Biotechnology 0.1%
Corus Pharma (2)(3)	1,724,138	1,944
NeoRx, Series B (2)(3)	45	130
Total Convertible Preferred Stocks (Cost $2,450)		2,074
CONVERTIBLE BONDS 0.0%
NeoRx, Convertible Promissory Notes, 8.00%, 5/31/06 (3)	99,116	168
Total Convertible Bonds (Cost $99)		168
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Reserve Investment Fund, 4.71% (4)(5)	36,851,839	36,852
Total Short-Term Investments (Cost $36,852)		36,852
Total Investments in Securities
101.8% of Net Assets (Cost $1,294,017)		$1,722,547

†	Denominated in U.S. dollars unless otherwise noted
(1)	All or a portion of this security is pledged to cover written call options at March 31, 2006.
(2)	Non-income producing
(3)	Restricted Securites
(4)	Affiliated Companies
(5)	Seven-day yield
ADR	American Depository Receipts
ADS	American Depository Shares
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
REIT	Real Estate Investment Trust

OPTIONS WRITTEN (1.9)%
Advanced Medical Optics, Put, 1/20/07 @ $50.00 (2)	(30,000)	(165)
Affymetrix, Call, 8/19/06 @ $35.00 (2)	(25,000)	(63)
Alcon, Put, 8/19/06 @ $140.00 (2)	(5,000)	(180)
Alcon, Put, 1/20/07 @ $140.00 (2)	(10,000)	(360)
Alcon, Call, 11/18/06 @ $105.00 (2)	(100,000)	(1,030)
Alcon, Call, 11/18/06 @ $110.00 (2)	(30,000)	(239)
Alexion Pharmaceuticals, Put, 1/20/07 @ $40.00 (2)	(50,000)	(377)
Alexion Pharmaceuticals, Put, 1/20/07 @ $35.00 (2)	(50,000)	(245)
Alexion Pharmaceuticals, Call, 1/20/07 @ $50.00 (2)	(100,000)	(140)
Alkermes, Call, 8/19/06 @ $25.00 (2)	(50,000)	(100)
Alkermes, Call, 5/20/06 @ $30.00 (2)	(32,500)	(7)
Allergan, Put, 1/20/07 @ $105.00 (2)	(25,000)	(166)
Allergan, Put, 1/20/07 @ $120.00 (2)	(25,000)	(365)
Allergan, Put, 1/20/07 @ $110.00 (2)	(10,000)	(88)
Amgen, Put, 7/22/06 @ $70.00 (2)	(25,000)	(49)
Amgen, Call, 7/22/06 @ $85.00 (2)	(50,000)	(20)
Amgen, Put, 1/20/07 @ $70.00 (2)	(25,000)	(98)
Amgen, Call, 1/20/07 @ $75.00 (2)	(50,000)	(87)
Amgen, Call, 10/21/06 @ $85.00 (2)	(75,000)	(111)
Amgen, Put, 10/21/06 @ $75.00 (2)	(25,000)	(128)
Amgen, Put, 1/20/07 @ $90.00 (2)	(25,000)	(152)
Amylin Pharmaceuticals, Call, 7/22/06 @ $50.00 (2)	(75,000)	(341)
Amylin Pharmaceuticals, Call, 7/22/06 @ $55.00 (2)	(100,000)	(260)
Amylin Pharmaceuticals, Call, 1/20/07 @ $60.00 (2)	(75,000)	(308)
Amylin Pharmaceuticals, Call, 7/22/06 @ $45.00 (2)	(50,000)	(365)
Amylin Pharmaceuticals, Put, 1/20/07 @ $35.00 (2)	(30,000)	(61)
Amylin Pharmaceuticals, Put, 7/22/06 @ $40.00 (2)	(30,000)	(43)
Amylin Pharmaceuticals, Put, 7/22/06 @ $45.00 (2)	(35,000)	(99)
Amylin Pharmaceuticals, Put, 1/20/07 @ $45.00 (2)	(35,000)	(175)
Amylin Pharmaceuticals, Put, 10/21/06 @ $45.00 (2)	(25,000)	(102)
Amylin Pharmaceuticals, Put, 10/21/06 @ $50.00 (2)	(30,000)	(189)
Amylin Pharmaceuticals, Call, 10/21/06 @ $60.00 (2)	(100,000)	(275)
Aspect Medical Systems, Call, 4/22/06 @ $25.00 (2)	(50,000)	(140)
Barr Pharmaceuticals, Put, 8/19/06 @ $65.00 (2)	(35,000)	(161)
Biogen Idec, Call, 1/20/07 @ $55.00 (2)	(50,000)	(141)
Biogen Idec, Put, 1/20/07 @ $50.00 (2)	(55,000)	(313)
Biogen Idec, Put, 1/20/07 @ $55.00 (2)	(15,000)	(135)
Boston Scientific, Put, 1/20/07 @ $25.00 (2)	(60,000)	(183)
Boston Scientific, Call, 1/20/07 @ $30.00 (2)	(75,000)	(47)
Boston Scientific, Put, 1/20/07 @ $30.00 (2)	(60,000)	(414)
Cardinal Health, Put, 1/20/07 @ $75.00 (2)	(65,000)	(286)
Caremark RX, Call, 9/16/06 @ $55.00 (2)	(100,000)	(132)
Celgene, Put, 7/22/06 @ $35.00 (2)	(100,000)	(125)
Celgene, Call, 7/22/06 @ $37.50 (2)	(155,000)	(1,387)
Celgene, Put, 10/21/06 @ $45.00 (2)	(50,000)	(280)
Cephalon, Put, 1/20/07 @ $60.00 (2)	(35,000)	(229)
Cephalon, Put, 1/20/07 @ $75.00 (2)	(50,000)	(793)
Cephalon, Call, 8/19/06 @ $85.00 (2)	(20,800)	(6)
Cephalon, Put, 5/20/06 @ $70.00 (2)	(30,000)	(298)
Cephalon, Put, 8/19/06 @ $70.00 (2)	(30,000)	(327)
Cephalon, Call, 1/20/07 @ $105.00 (2)	(40,000)	(10)
Cephalon, Put, 5/20/06 @ $80.00 (2)	(18,300)	(361)
Cephalon, Put, 8/19/06 @ $80.00 (2)	(37,900)	(747)
Cephalon, Put, 4/22/06 @ $70.00 (2)	(10,000)	(97)
Cephalon, Put, 11/18/06 @ $80.00 (2)	(13,500)	(269)
Cephalon, Put, 8/19/06 @ $60.00 (2)	(50,000)	(245)
Cephalon, Call, 4/22/06 @ $70.00 (2)	(35,000)	(3)
Cephalon, Call, 4/22/06 @ $65.00 (2)	(50,000)	(20)
Cephalon, Call, 8/19/06 @ $70.00 (2)	(50,000)	(111)
CIGNA, Put, 7/22/06 @ $125.00 (2)	(15,000)	(54)
Community Health Systems, Jan 40 Put, 1/20/07 @ $40.00 (2)	(2,000)	(9)
Coventry Health Care, Put, 1/20/07 @ $65.00 (2)	(70,000)	(808)
Cubist Pharmaceuticals, Call, 5/20/06 @ $25.00 (2)	(50,000)	(32)
CV Therapeutics, Call, 7/22/06 @ $25.00 (2)	(50,000)	(69)
DaVita, Put, 7/22/06 @ $55.00 (2)	(25,000)	(25)
DaVita, Call, 7/22/06 @ $55.00 (2)	(25,000)	(175)
DaVita, Call, 7/22/06 @ $60.00 (2)	(50,000)	(182)
DaVita, Put, 7/22/06 @ $60.00 (2)	(30,000)	(78)
DaVita, Put, 7/22/06 @ $65.00 (2)	(10,000)	(56)
Elan, Call, 7/22/06 @ $17.50 (2)	(200,000)	(180)
Elan, Put, 10/21/06 @ $15.00 (2)	(50,000)	(139)
Elan, Put, 7/22/06 @ $17.50 (2)	(75,000)	(285)
Eli Lilly, Call, 7/22/06 @ $60.00 (2)	(25,000)	(20)
Forest Laboratories, Put, 1/20/07 @ $50.00 (2)	(70,000)	(504)
Genentech, Call, 6/17/06 @ $85.00 (2)	(60,000)	(279)
Genentech, Call, 6/17/06 @ $95.00 (2)	(25,000)	(33)
Genentech, Call, 9/16/06 @ $100.00 (2)	(75,000)	(148)
Genentech, Call, 6/17/06 @ $90.00 (2)	(30,000)	(78)
Genentech, Call, 4/22/06 @ $85.00 (2)	(30,000)	(71)
Genentech, Call, 1/20/07 @ $100.00 (2)	(50,000)	(215)
Genentech, Call, 9/16/06 @ $95.00 (2)	(75,000)	(240)
Genentech, Put, 6/17/06 @ $85.00 (2)	(25,000)	(109)
Genzyme, Put, 1/20/07 @ $80.00 (2)	(30,000)	(397)
Gilead Sciences, Call, 8/19/06 @ $65.00 (2)	(100,000)	(420)
Gilead Sciences, Call, 1/20/07 @ $70.00 (2)	(100,000)	(530)
Gilead Sciences, Put, 8/19/06 @ $60.00 (2)	(40,000)	(132)
Gilead Sciences, Put, 1/20/07 @ $60.00 (2)	(30,000)	(153)
Gilead Sciences, Put, 1/20/07 @ $65.00 (2)	(15,000)	(114)
Gilead Sciences, Put, 8/19/06 @ $65.00 (2)	(30,000)	(174)
Guidant, Put, 1/20/07 @ $60.00 (2)	(15,000)	(14)
Guidant, Put, 7/22/06 @ $80.00 (2)	(90,000)	(374)
Henry Schein, Put, 1/20/07 @ $45.00 (2)	(30,000)	(58)
Henry Schein, Put, 1/20/07 @ $50.00 (2)	(30,000)	(122)
Hologic, Put, 9/16/06 @ $45.00 (2)	(10,000)	(24)
Humana, Put, 8/19/06 @ $60.00 (2)	(70,000)	(570)
Humana, Call, 8/19/06 @ $55.00 (2)	(75,000)	(255)
Idenix Pharmaceuticals, Put, 10/21/06 @ $17.50 (2)	(50,000)	(232)
ImClone Systems, Call, 5/20/06 @ $35.00 (2)	(100,000)	(190)
ImClone Systems, Call, 5/20/06 @ $40.00 (2)	(50,000)	(26)
Immucor, Call, 6/17/06 @ $30.00 (2)	(25,000)	(44)
Immucor, Put, 6/17/06 @ $22.50 (2)	(25,000)	(9)
Immucor, Call, 1/20/07 @ $35.00 (2)	(100,000)	(205)
Invitrogen, Put, 5/21/06 @ $65.00 (2)	(25,000)	(33)
Invitrogen, Put, 1/20/07 @ $70.00 (2)	(30,000)	(172)
Invitrogen, Put, 1/20/07 @ $65.00 (2)	(40,000)	(330)
Johnson & Johnson, Put, 1/20/07 @ $60.00 (2)	(30,000)	(96)
Johnson & Johnson, Put, 1/20/07 @ $65.00 (2)	(25,000)	(158)
Johnson & Johnson, Call, 1/20/07 @ $65.00 (2)	(100,000)	(155)
LCA Vision, Put, 9/16/06 @ $50.00 (2)	(45,000)	(245)
LifePoint Hospitals, Call, 8/19/06 @ $25.00 (2)	(50,000)	(345)
LifePoint Hospitals, Call, 8/19/06 @ $30.00 (2)	(100,000)	(310)
Medco Health Solutions, Put, 1/20/07 @ $60.00 (2)	(60,000)	(360)
Medicines Company, Put, 7/22/06 @ $22.50 (2)	(50,000)	(129)
Medimmune, Put, 9/23/06 @ $32.50 (2)	(25,000)	(27)
Medtronic, Put, 8/19/06 @ $60.00 (2)	(55,000)	(512)
Medtronic, Call, 8/19/06 @ $60.00 (2)	(50,000)	(9)
Medtronic, Call, 8/19/06 @ $50.00 (2)	(150,000)	(458)
Medtronic, Call, 11/18/06 @ $55.00 (2)	(75,000)	(128)
Merck, Put, 1/20/07 @ $32.50 (2)	(75,000)	(122)
Merck, Put, 1/20/07 @ $35.00 (2)	(25,000)	(63)
Merck, Put, 7/22/06 @ $37.50 (2)	(35,000)	(107)
Merck, Put, 1/20/07 @ $40.00 (2)	(50,000)	(272)
Monsanto, Put, 1/20/07 @ $70.00 (2)	(40,000)	(100)
Monsanto, Put, 1/20/07 @ $75.00 (2)	(25,000)	(93)
Myogen, Call, 6/17/06 @ $40.00 (2)	(50,000)	(148)
Myogen, Put, 1/19/08 @ $30.00 (2)	(7,500)	(45)
Myogen, Put, 6/17/06 @ $40.00 (2)	(50,000)	(323)
Nektar Therapeutics, Put, 1/20/07 @ $25.00 (2)	(25,000)	(150)
Neurocrine Biosciences, Call, 5/20/06 @ $70.00 (2)	(29,700)	(79)
Neurocrine Biosciences, Call, 5/20/06 @ $80.00 (2)	(20,000)	(12)
Omnicare, Put, 9/16/06 @ $47.50 (2)	(40,000)	(67)
Onyx Pharmaceuticals, Call, 1/20/07 @ $40.00 (2)	(50,000)	(86)
Onyx Pharmaceuticals, Put, 1/20/07 @ $30.00 (2)	(40,000)	(282)
ONYX Pharmaceuticals, Put, 8/19/06 @ $25.00 (2)	(30,000)	(80)
OSI Pharmaceuticals, Put, 1/20/07 @ $40.00 (2)	(35,000)	(322)
Pfizer, Put, 1/20/07 @ $25.00 (2)	(95,000)	(180)
Pfizer, Call, 1/20/07 @ $27.50 (2)	(75,000)	(79)
Protein Design Labs, Call, 8/19/06 @ $40.00	(25,000)	(17)
ResMed, Put, 7/22/06 @ $40.00 (2)	(30,000)	(33)
ResMed, Call, 7/22/06 @ $45.00 (2)	(50,000)	(125)
Sepracor, Call, 7/22/06 @ $70.00 (2)	(100,000)	(25)
Sepracor, Call, 7/22/06 @ $65.00 (2)	(100,000)	(53)
Sepracor, Call, 10/21/06 @ $65.00 (2)	(50,000)	(50)
Sepracor, Call, 4/22/06 @ $50.00 (2)	(150,000)	(214)
Sepracor, Call, 10/21/06 @ $60.00 (2)	(100,000)	(195)
Sepracor, Call, 7/22/06 @ $55.00 (2)	(75,000)	(172)
St Jude Medical, Put, 1/20/07 @ $55.00 (2)	(22,700)	(319)
St Jude Medical, Call, 1/20/07 @ $55.00 (2)	(25,000)	(14)
St. Jude Medical, Put, 4/22/06 @ $50.00 (2)	(10,000)	(90)
St. Jude Medical, Call, 7/22/06 @ $40.00 (2)	(150,000)	(502)
St. Jude Medical, Call, 10/21/06 @ $40.00 (2)	(100,000)	(430)
St. Jude Medical, Call, 1/20/07 @ $45.00 (2)	(100,000)	(272)
Stryker, Call, 6/17/06 @ $50.00 (2)	(25,000)	(15)
Stryker, Call, 9/16/06 @ $55.00 (2)	(100,000)	(55)
Triad Hospitals, Call, 8/19/06 @ $50.00 (2)	(75,000)	(30)
Valeant Pharmaceuticals, Put, 6/17/06 @ $15.00 (2)	(50,000)	(25)
Vertex Pharmaceuticals, Call, 7/22/06 @ $40.00 (2)	(75,000)	(221)
Vertex Pharmaceuticals, Put, 7/22/06 @ $40.00 (2)	(35,000)	(206)
Vertex Pharmaceuticals, Call, 10/21/06 @ $50.00 (2)	(75,000)	(146)
Walgreen, Put, 1/20/07 @ $50.00 (2)	(25,000)	(175)
Wyeth, Call, 7/22/06 @ $50.00 (2)	(50,000)	(73)
Wyeth, Put, 7/22/06 @ $50.00 (2)	(85,000)	(217)
Wyeth, Put, 1/20/07 @ $55.00 (2)	(25,000)	(172)
Wyeth, Put, 1/20/07 @ $50.00 (2)	(85,000)	(306)
Zimmer Holdings, Call, 6/17/06 @ $75.00 (2)	(35,000)	(28)
Zimmer Holdings, Put, 9/16/06 @ $70.00 (2)	(10,000)	(51)
Zimmer Holdings, Put, 1/20/07 @ $70.00 (2)	(15,000)	(93)
Total Options Written (Cost $(32,913))		(31,881)

(4) Affiliated Companies
($ 000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	3/31/06	12/31/05
CombinatoRx (2)	$-	$-	$-	$1,666	$-
CombinatoRx (2)(3)	1,281	-	-	1,339	-
T. Rowe Price Reserve
Investment Fund,
4.71%	¤	¤	238	36,852	10,247
Totals			$238	$39,857	$10,247

‡	Includes dividend income of $238 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

(3) Restricted Securities
($ 000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $13,714 and represents 0.8% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Alexza Pharmaceuticals	12/23/04	$2,000
CombinatoRx	3/24/06	1,281
Corus Pharma	4/21/04	2,000
Cougar Biotechnology/SRKP Units	3/31/06	2,000
Favrille	3/10/06	1,946
Favrille, Warrants, 3/6/11	3/10/06	16
Fibrogen, Series F	12/30/04	3,000
MannKind, Warrants, 8/5/10	8/5/05	3
Myogen, Warrants, 9/29/09	9/29/04	3
NeoRx, Series B	12/5/03	450
NeoRx, Warrants, 12/31/08	12/5/03	0
NeoRx, Warrants, 1/31/11	2/3/06	0
NeoRx, Convertible Promissory Note, 8.00%, 5/31/06	2/3/06	99
Seattle Genetics, Warrants, 12/31/11	7/8/03	0
Totals		$12,798

The fund has registration rights for certain restricted securities held as of March 31, 2006.
Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEALTH SCIENCES FUND
Unaudited	March 31, 2006
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Purchased and written options are valued at the mean of the closing bid and asked prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Options

The fund may invest in call and put options that give the holder the right to purchase or sell, respectively, a security at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in security values. Options are reflected in the accompanying Portfolio of Investments at market value.

NOTE 3 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $1,261,104,000. Net unrealized gain aggregated $429,555,000 at period-end, of which $491,919,000 related to appreciated investments and $62,364,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees.

For the period ended March 31, 2006, total realized gain/loss on all affiliated companies was $0.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Health Sciences Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006